GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

Balance as of January 1, 2011	$23,021

Goodwill acquired during the year (see Note 1(b), 1(d),1(e))	19,517
Foreign currency translation adjustments	(96)

Balance as of December 31, 2011	42,442

Foreign currency translation adjustments	513

Balance as of December 31, 2012	$42,955